S-K 1603(c) Fiduciary Duties to Other Companies	Jun. 09, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Kyle Wool	Dominari Holdings Inc.	Diversified holding company	President; Director

	Dominari Securities LLC	Broker Dealer; Registered Investment Advisor	Chief Executive Officer; Chairman

	New America Acquisition I Corp.	Blank check company	Advisory Board

Anthony Hayes	Dominari Holdings Inc.	Diversified holding company	Chief Executive Officer and Chairman

	SIM Acquisition Corp. I	Blank check company	Chairman

David Kutcher	Sauvegarder Investment Management, Inc.	IP-based financing, investment and monetization	President, Chief Financial Officer and Director

	SIM Acquisition Corp. I	Blank check company	Chief Financial Officer and Director

Christopher Devall	SIM Acquisition Corp. I	Blank check company	Chief Executive Officer Chief Operating Officer

	Dominari Holdings Inc.	Diversified holding company

	Dominari Securities LLC	Broker Dealer; Registered Investment Advisor	Board member

Kyle Haug	Dominari Holdings Inc.	Diversified holding company	Board member

	SIM Acquisition Corp. I	Blank check company	Board member

Steven Scopellite	New America Acquisition I Corp.	Blank check company	Board member

	OceanFirst Financial Corp.	Bank holding company	Board member

Stefan Passantino	JFB Construction Holdings	Construction Engineering Company	Board member

	New America Acquisition I Corp.	Blank check company	Board member